COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of product warranty activity
	At December 31,
	2014	2015

Beginning balance	$20,612,293	$31,778,365
Warranty provision	13,076,787	8,815,974
Revision of warranty costs	-	(3,249,623)
Warranty expense incurred	(1,350,729)	(18,132)
Foreign exchange effect	(559,986)	(1,302,638)

Ending balance	$31,778,365	$36,023,946